SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2022
SEGMENT INFORMATION
Summary of reportable and other segments and reconciliation to Loss before income tax

	For the year ended December 31, 2022
			Valuation
	Core	Mortgage	and		End-to-End
	Business	Marketplace	Analytics	C2C Rental	Offerings	Total
Revenue, including:	7,850	229	54	—	133	8,266
Listing revenue	4,805	7	—	—	—	4,812
Lead generation revenue	2,356	12	—	—	—	2,368
Display advertising revenue	646	4	—	—	—	650
Other revenue	43	206	54	—	133	436

Adjusted EBITDA	2,369	(155)	(59)	(5)	(479)	1,671
Reconciliation of Adjusted EBITDA to Profit before income tax
Adjusted EBITDA						1,671
Depreciation and amortization						(269)
Finance income, net						85
Foreign currency exchange loss, net						(108)
Income from the depositary						45
Share-based payments						(657)
Profit before income tax						767

	For the year ended December 31, 2021
			Valuation
	Core	Mortgage	and		End-to-End
	Business	Marketplace	Analytics	C2C Rental	Offerings	Total
Revenue, including:	5,641	295	45	3	49	6,033
Listing revenue	3,699	—	—	—	—	3,699
Lead generation revenue	1,329	3	—	—	—	1,332
Display advertising revenue	596	5	—	—	—	601
Other revenue	17	287	45	3	49	401
Adjusted EBITDA	1,223	(475)	(69)	(143)	(218)	318
Reconciliation of Adjusted EBITDA to Loss before income tax
Adjusted EBITDA						318
Depreciation and amortization						(279)
Finance expenses, net						(42)
Foreign currency exchange gain, net						53
IPO-related costs						(304)
Income from the depositary						6
Share-based payments						(2,549)
Loss before income tax						(2,797)

	For the year ended December 31, 2020
			Valuation
	Core	Mortgage	and
	Business	Marketplace	Analytics	C2C Rental	Total
Revenue, including:	3,822	110	39	1	3,972
Listing revenue	2,383	—	—	—	2,383
Lead generation revenue	991	3	—	—	994
Display advertising revenue	439	17	—	—	456
Other revenue	9	90	39	1	139
Adjusted EBITDA	659	(246)	(112)	(120)	181
Reconciliation of Adjusted EBITDA to Loss before income tax
Adjusted EBITDA					181
Depreciation and amortization					(200)
Finance expenses, net					(61)
Foreign currency exchange loss, net					(1)
Share-based payments					(558)
Loss before income tax					(639)